Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
General and administrative expenses	$ 922,230	$ 1,802
Franchise taxes	170,632
Loss from operations	(1,092,862)	(1,802)
Other income (expenses):
Investment income on trust account	1,182,073
Total other income (expense)	1,182,073
Taxes:
Income tax expense (benefit)	215,000
Net loss	$ (125,789)	$ (1,802)
Redeemable common shares
Taxes:
Weighted average common shares outstanding, basic	6,743,014
Weighted average common shares outstanding, diluted	6,743,014
Basic net income (loss) per share	$ 0.12
Diluted net income (loss) per share	$ 0.12
Non-redeemable common shares
Taxes:
Weighted average common shares outstanding, basic	2,042,701
Weighted average common shares outstanding, diluted	2,042,701
Basic net income (loss) per share	$ (0.46)
Diluted net income (loss) per share	$ (0.46)